Share-Based Compensation (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 23, 2014	Dec. 28, 2014	Sep. 22, 2014
Weighted-Average Exercise Price
Closing stock price (in dollars per share)		$ 15.40
2014 Incentive Plan
Share-Based Compensation
Maximum issuance of equity-based incentive awards (in shares)		5,500,000
2014 Incentive Plan | Restricted stock
Shares
Granted (in shares)	458,645	681,028
Outstanding at the end of the period (in shares)		681,028
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 12.00	$ 12.00
Outstanding at the end of the period (in dollars per share)		$ 12.00
Additional disclosures
Share-based compensation expense recognized (in dollars)		$ 900,000
Unrecognized compensation cost		5,900,000
Weighted-average period over which expense is expected to be recognized		2 years 5 months 12 days
2014 Incentive Plan | Restricted stock | Granted September 23, 2014
Share-Based Compensation
Vesting period	4 years
2014 Incentive Plan | Restricted stock | Granted originally on May 30, 2014 and June 6, 2014
Share-Based Compensation
Granted to replace cancelled 2012 Incentive Plan awards			222,383
2014 Incentive Plan | Time-Based Options
Share-Based Compensation
Term of options	10 years
Shares
Granted (in shares)	1,543,592	2,142,579
Forfeited (in shares)		(11,111)
Outstanding at the end of the period (in shares)		2,131,468
Vested and expected to vest (in shares)		2,029,863
Weighted-Average Exercise Price
Granted (in dollars per share)		$ 12.00
Forfeited (in dollars per share)		$ 12.00
Outstanding at the end of the period (in dollars per share)		$ 12.00
Vested and expected to vest (in dollars per share)		$ 12.00
Weighted-Average Remaining Contractual Term, Outstanding		9 years 9 months
Weighted-Average Remaining Contractual Term, Vested and Expected to Vest		9 years 8 months 16 days
Aggregate Intrinsic Value, Outstanding		7,246,000
Aggregate Intrinsic Value, Vested and Expected to Vest		6,902,000
Assumptions used in estimating fair value of options
Dividend yield (as a percent)		0.00%
Expected volatility (as a percent)		33.47%
Risk-free interest rates (as a percent)		2.09%
Expected terms		6 years 7 months 2 days
Weighted-average fair value of options granted (in dollars per share)		$ 4.54
Estimated forfeiture rate (as a percent)		5.00%
Additional disclosures
Share-based compensation expense recognized (in dollars)		1,000,000
Unrecognized share-based compensation expense		$ 7,500,000
Weighted-average period over which expense is expected to be recognized		2 years 8 months 12 days
2014 Incentive Plan | Time-Based Options | Granted September 23, 2014
Assumptions used in estimating fair value of options
Forfeited to date (in shares)		11,111
2014 Incentive Plan | Time-Based Options | Granted originally on May 30, 2014 and June 6, 2014
Share-Based Compensation
Granted to replace cancelled 2012 Incentive Plan awards			598,987
2014 Incentive Plan | Time-Based Options | Vesting over five years, increasing percentages
Shares
Granted (in shares)	638,889
2014 Incentive Plan | Time-Based Options | Vesting over five years, increasing percentages | Vesting in first year
Share-Based Compensation
Vesting period	1 year
Vesting rights (as a percent)	10.00%
2014 Incentive Plan | Time-Based Options | Vesting over five years, increasing percentages | Vesting in second year
Share-Based Compensation
Vesting period	2 years
Vesting rights (as a percent)	10.00%
2014 Incentive Plan | Time-Based Options | Vesting over five years, increasing percentages | Vesting in third year
Share-Based Compensation
Vesting period	3 years
Vesting rights (as a percent)	20.00%
2014 Incentive Plan | Time-Based Options | Vesting over five years, increasing percentages | Vesting in fourth year
Share-Based Compensation
Vesting period	4 years
Vesting rights (as a percent)	20.00%
2014 Incentive Plan | Time-Based Options | Vesting over five years, increasing percentages | Vesting in fifth year
Share-Based Compensation
Vesting period	5 years
Vesting rights (as a percent)	40.00%
2014 Incentive Plan | Time-Based Options | Vesting over five years, equal percentages
Share-Based Compensation
Vesting period	5 years
Annual vesting rights (as a percent)	20.00%
Shares
Granted (in shares)	524,999
2014 Incentive Plan | Time-Based Options | Vesting over four years, equal percentages
Share-Based Compensation
Vesting period	4 years
Annual vesting rights (as a percent)	25.00%
Shares
Granted (in shares)	379,704